Schedule of accounts receivable, net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Accounts receivable	$ 1,632,793	$ 2,599,984
Expected credit losses	(386,322)	(484,303)	$ (187,462)
Accounts receivable, net	$ 1,246,471	$ 2,115,681